Average Annual Total Returns - First Trust Technology AlphaDEX Fund	First Trust Technology AlphaDEX Fund 1 Year	First Trust Technology AlphaDEX Fund 5 Years	First Trust Technology AlphaDEX Fund 10 Years	First Trust Technology AlphaDEX Fund Since Inception	First Trust Technology AlphaDEX Fund Inception Date	First Trust Technology AlphaDEX Fund After tax on distributions 1 Year	First Trust Technology AlphaDEX Fund After tax on distributions 5 Years	First Trust Technology AlphaDEX Fund After tax on distributions 10 Years	First Trust Technology AlphaDEX Fund After tax on distributions Since Inception	First Trust Technology AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Technology AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Technology AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Technology AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Technology Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	54.11%	28.05%	17.78%	13.78%	May 08, 2007	54.06%	27.80%	17.58%	13.63%	32.02%	23.21%	15.14%	11.85%	55.23%	28.74%	18.55%	14.59%	20.96%	15.60%	14.01%	9.38%	43.89%	27.79%	20.68%	15.57%	46.70%	[1]	27.49%	[1]	19.79%	[1]	[1]

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.